SCHEDULE 1 STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Details 3)	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Common Stock [Member] CNY	Jun. 30, 2012 Common Stock [Member] CNY	Jun. 30, 2011 Common Stock [Member] CNY	Jun. 30, 2013 Common Stock [Member] USD ($)	Jun. 30, 2013 Additional Paid-in Capital [Member] CNY	Jun. 30, 2012 Additional Paid-in Capital [Member] CNY	Jun. 30, 2011 Additional Paid-in Capital [Member] CNY	Jun. 30, 2013 Additional Paid-in Capital [Member] USD ($)	Jun. 30, 2013 Retained Earnings [Member] CNY	Jun. 30, 2012 Retained Earnings [Member] CNY	Jun. 30, 2011 Retained Earnings [Member] CNY	Jun. 30, 2013 Retained Earnings [Member] USD ($)	Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2013 Parents [Member] USD ($)	Jun. 30, 2013 Parents [Member] CNY	Jun. 30, 2012 Parents [Member] CNY	Jun. 30, 2011 Parents [Member] CNY	Jun. 30, 2013 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2012 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2011 Parents [Member] Common Stock [Member] CNY	Jun. 30, 2013 Parents [Member] Common Stock [Member] USD ($)	Jun. 30, 2013 Parents [Member] Additional Paid-in Capital [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Paid-in Capital [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Paid-in Capital [Member] CNY	Jun. 30, 2013 Parents [Member] Additional Paid-in Capital [Member] USD ($)	Jun. 30, 2013 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2012 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2011 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] CNY	Jun. 30, 2013 Parents [Member] Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Jun. 30, 2013 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2012 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2011 Parents [Member] Additional Comprehensive (Loss) Income [Member] CNY	Jun. 30, 2013 Parents [Member] Additional Comprehensive (Loss) Income [Member] USD ($)
Balance		784,702,594	814,142,551	1,217,023,570	14,843	14,799	15,195	$ 2,418	1,046,863,605	1,042,785,726	1,049,366,056	$ 170,719,321	(207,870,563)	(154,312,678)	256,593,943	$ (31,097,033)	(124,039,206)	(119,328,924)	(88,951,624)	$ (20,125,500)		714,968,679	769,158,923	1,217,023,570	14,843	14,799	15,195	$ 2,418	1,046,863,605	1,042,785,726	1,049,366,056	$ 170,719,321	(124,039,206)	(119,328,924)	(88,951,624)	$ (20,125,500)	(207,870,563)	(154,312,678)	256,593,943	$ (31,097,033)
Balance (in shares)					36,569,866	36,427,851	37,613,701	36,563,991																	36,569,866	36,427,851	37,613,701	36,563,991
Issue of shares as employee compensation				2,429,120																				2,429,169			49				2,429,120				0				0
Issue of shares as employee compensation (in shares)																											150,000
Share repurchase (note 13)		(51,181)	(254,511)	(18,404,849)	(2)	(9)	(458)		(51,179)	(254,502)	(18,404,391)		0	0	0		0	0	0			(51,181)	(254,511)	(18,404,849)	(2)	(9)	(458)		(51,179)	(254,502)	(18,404,391)		0	0	0		0	0	0
Share repurchase (note 13) (in shares)					(5,875)	(26,195)	(1,375,478)																		(5,875)	(26,195)	(1,375,478)
Exercise of share options			1,572,428	386,458		53	13			1,572,375	386,445			0	0			0	0				1,572,428	386,458		53	13			1,572,375	386,445			0	0			0	0
Exercise of share options (in shares)			168,210	39,628		168,210	39,628																			168,210	39,628
Net income (loss)	2,772,449	17,015,634	(53,557,885)	(411,337,044)																		17,015,634	(53,557,885)	(411,337,044)	0	0	0		0	0	0		0	0	0		17,015,634	(53,557,885)	(411,337,044)
Share-based compensation	156,473	960,337	2,760,006	11,437,616																		960,337	2,760,006	9,008,496	0	0	0		960,337	2,760,006	9,008,496		0	0	0		0	0	0
Cumulative translation adjustment, net of tax	(556,827)	(3,417,467)	(3,899,857)	(36,155,598)	0	0	0		0	0	0		0	0	0		(3,417,465)	(3,899,857)	(36,155,598)			(3,417,465)	(3,899,857)	(36,155,598)	0	0	0		0	0	0		(3,417,465)	(3,899,857)	(36,155,598)		0	0	0
Unrealized loss on available-for-sale investment, net of tax	(298,308)	(1,830,837)	(810,425)	(12,523,254)	0	0	0		0	0	0		0	0	0		(1,830,837)	(810,425)	(12,523,254)			(1,830,837)	(810,425)	(12,523,254)	0	0	0		0	0	0		(1,830,837)	(810,425)	(12,523,254)		0	0	0
Disposal of subsidiaries	0	0	0	18,301,552																	0	0	0	18,301,552			0				0				18,301,552				0
Acquisition of subsidiaries			19,821,000	42,069,779		0	0			0	0			0	430,423			0	0					430,423			0				0				0				430,423
Reclassification adjustment upon impairment	940,017	5,769,262	0	0	0				0				0				5,769,262				940,017	5,769,262	0	0	0				0				5,769,262				0
Balance	$ 131,558,812	807,429,054	784,702,594	814,142,551	14,841	14,843	14,799	$ 2,418	1,047,772,763	1,046,863,605	1,042,785,726	$ 170,719,321	(190,854,929)	(207,870,563)	(154,312,678)	$ (31,097,033)	(123,518,246)	(124,039,206)	(119,328,924)	$ (20,125,500)	$ 119,499,206	733,414,429	714,968,679	769,158,923	14,841	14,843	14,799	$ 2,418	1,047,772,763	1,046,863,605	1,042,785,726	$ 170,719,321	(123,518,246)	(124,039,206)	(119,328,924)	$ (20,125,500)	(190,854,929)	(207,870,563)	(154,312,678)	$ (31,097,033)
Balance (in shares)						36,569,866	36,427,851	36,563,991																		36,569,866	36,427,851	36,563,991